FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
FAIR VALUE MEASUREMENTS
Summary of gross holding losses and fair value of held-to-maturity securities

		March 31,	December
Asset	Level	2021	31, 2020
U.S. Treasury Securities Money Market Fund	1	$232,307,702	$232,301,973

	Asset	Level	Fair Value
December 31, 2020	U.S. Treasury Securities Money Market Fund	1	232,301,973

Schedule of fair value hierarchy for liabilities measured at fair value on a recurring basis

The following table presents our fair value hierarchy for liabilities measured at fair value on a recurring basis as of March 31, 2021:

	Level 1	Level 2	Level 3	Total
Warrant liabilities:
Public Warrants	$13,685,000	$—	$—	$13,685,000
Private Placement Warrants	—	—	10,947,000	10,947,000
Total warrant liabilities	$13,685,000	$—	$10,947,000	$24,632,000

	Level 1	Level 2	Level 3	Total
Warrant liabilities:
Public Warrants	$18,975,000	$—	$—	$18,975,000
Private Placement Warrants	—	—	14,685,000	14,685,000
Total warrant liabilities	$18,975,000	$0	$14,685,000	$33,660,000

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]

	As of	As of
	December 31,	March 31,
	2020	2021
Exercise price	$11.50	$11.50
IPO price	$10.00	$10.00
Implied stock price range (or underlying asset price at December 31, 2020)	$10.12	$10.12
Volatility	21%	17%
Term	5.70	5.25
Risk-free rate	0.46%	0.98%
Dividend yield	0.0%	0.0%

Fair Value Measurement Inputs and Valuation Techniques [Table Text Block]

Private Placement
Warrant Liability
Fair value, December 31, 2020	$14,685,000
Recognized gain on change in fair value	3,738,000
Fair value, March 31, 2021	$10,947,000